SCHEDULE OF BANK LOANS (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Secured Floating Rate Bank Loan [Member] | Singapore Interbank Offered Rate SIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		1.25%	1.25%
Secured Floating Rate Bank Loan [Member] | London Interbanks Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Interest rate		1.25%	1.25%
Secured Floating Rate Bank Loans [Member] | Singapore Interbank Offered Rate SIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	1.25%	1.25%
Secured Floating Rate Bank Loans [Member] | Singapore Interbank Offered Rate SIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	1.50%	1.50%	1.50%
Secured Floating Rate Bank Loans [Member] | London Interbanks Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	1.25%	1.25%